Share-based payments (Tables)	12 Months Ended
Jun. 30, 2023
Share-based payments
Schedule of movements in the number of share awards outstanding

	Number of Class A ordinary shares
	Gross award	Net settlement (post tax)
At 1 July 2022	368,434	192,051
Awarded	195,339	108,298
Vested	(181,694)	(96,871)
At 30 June 2023	382,079	203,478